LOANS TO THIRD PARTIES - Additional Information (Details) - 6 months ended Dec. 31, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
LOANS TO THIRD PARTIES
Proceeds from Collection of Loans Receivable	¥ 17.5	$ 2.8